Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per common share
Net income available to common shareholders	$ 113.3	$ 2,132.5	$ 52.6
Weighted average basic common shares outstanding (in shares)	115,218,380	114,313,971	194,290,180
Earnings per common share (in dollars per share)	$ 0.98	$ 18.65	$ 0.27
Earnings per diluted common share
Share-based compensation plans (in shares)	408,801	10,712	5,033,674
Weighted average diluted common shares outstanding (in shares)	115,627,181	114,324,683	199,323,854
Earnings per diluted common share (in dollars per share)	$ 0.98	$ 18.65	$ 0.26